Inventories - Schedule of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Maintenance parts and materials	R$ 597,204	R$ 442,161
Flight attendance and uniforms	13,655	9,579
Provision for obsolescence of inventories	38,935	49,153	R$ 33,727
Total net	R$ 571,924	R$ 402,587